Segment Reporting and Operations by Geographic Areas	12 Months Ended
Nov. 30, 2014
Segment Reporting and Operations by Geographic Areas
Segment Reporting and Operations by Geographic Areas

15. Segment Reporting and Operations by Geographic Areas

Segment Reporting

        The following table (in thousands) contains summarized financial information concerning our reportable segments:

	Year ended
	2014	2013	2012
Net sales:
Wholesale	$68,377	$15,621	$—
Retail	15,848	12,796	9,484

	$84,225	$28,417	$9,484

Gross profit:
Wholesale	$29,006	$5,227	$—
Retail	10,717	8,739	6,649

	$39,723	$13,966	$6,649

Operating (loss) income:
Wholesale	$18,550	$3,700	$—
Retail	(1,774)	(1,020)	78
Corporate and other	(47,444)	(11,989)	(4,722)

	$(30,668)	$(9,309)	$(4,644)

Capital expenditures:
Wholesale	$—	$129	$—
Retail	87	1,337	1,384
Corporate and other	254	14	—
Assets held for sale	424	655	1,395

	$765	$2,135	$2,779

Total assets:
Wholesale	$34,234	$38,034	$—
Retail	6,707	6,534	5,112
Corporate and other	75,761	98,512	18,704
Assets held for sale	87,247	79,943	62,208

	$203,949	$223,023	$86,024

Operations by Geographic Areas

        Currently, we do not have any material reportable operations outside of the United States.